Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information
Schedule of information by segment
	Consumer product			EV			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Revenue from external customers	$44,631,116	$52,969,669	$53,411,271	$2,687,304	$520,625	$1,852,402	$47,318,420	$53,490,294	$55,263,673
Cost of revenue	34,739,698	42,859,530	43,427,306	2,404,719	538,226	1,405,041	37,144,417	43,397,756	44,832,347
Gross profit	9,891,418	10,110,139	9,983,965	282,585	(17,601)	447,361	10,174,003	10,092,538	10,431,326
Interest expenses	301,467	476,173	265,248	119,618	125,864	475,152	421,085	602,037	740,400
Depreciation & amortization	209,750	237,334	271,536	92,932	115,874	645,066	302,682	353,208	916,602
Capital expenditure	213,601	4,264	11,417	182,557	77,701	213,111	396,158	81,965	224,528
Segment assets	138,747,584	129,508,454	128,727,344	2,939,013	4,623,550	5,799,714	141,686,597	134,132,004	134,527,058
Segment profit	$7,135,165	$4,299,894	$4,810,563	$(2,117,619)	$(1,713,698)	$(15,503,545)	$5,017,546	$2,586,196	$(10,692,982)

Schedule of long-lived assets, by geographic information about the revenues
	Years ended December 31,
	2023	2022	2021
Revenue from China	$45,735,053	$53,475,870	$55,263,673
Revenue directly from foreign countries	1,583,367	14,424	-
Total Revenue	$47,318,420	$53,490,294	$55,263,673